Benefit Plans, Employee Service Share-based Compensation, Aggregate Disclosures (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock based compensation expense	$ 1,200,000	$ 847,000	$ 447,000
Number of awards in prior years (in shares)				3,500,000
Weighted average strike price (in dollars per share)	$ 7.20
Stock Options [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Options maximum term	5 years
Summary of the status of company's stock option, Outstanding options [Roll Forward]
Beginning balance (in shares)	3,158,800
New options awarded (in shares)	188,250
Expired options (in shares)	(636,500)
Cancelled options (in shares)	0
Exercised options (in shares)	(17,500)	(15,000)	0
Ending balance (in shares)	2,693,050	3,158,800
Summary of the status of company's stock option, Exercisable options [Roll Forward]
Ending balance (in shares)	1,919,500
Weighted average option price, Outstanding options [Roll Forward]
Beginning balance (in dollars per share)	$ 9.54
New options awarded (in dollars per share)	$ 7.22
Expired options (in dollars per share)	$ 13.55
Cancelled options (in dollars per share)	$ 0
Exercised options (in dollars per share)	$ 5.15
Ending balance (in dollars per share)	$ 8.27	$ 9.54
Weighted average remaining contractual life, options outstanding	4 years 8 months 12 days
Weighted average remaining contractual life, exercisable outstanding	3 years 2 months 12 days
Intrinsic value of outstanding stock options	1,300,000
Intrinsic value of vested stock options	695,000
Stock Options [Member] | Maximum [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Options maximum term	10 years
Restricted Common Shares [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock based compensation expense	141,000	170,000	170,000
Summary of the status of company's stock option, Outstanding options [Roll Forward]
New options awarded (in shares)				99,000
Restricted Shares Units [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock based compensation expense	352,000	230,000	23,000
Options maximum term	3 years
Performance Share Units [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock based compensation expense	490,000	239,000	19,000
Options maximum term	3 years
Liability Awards [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock based compensation expense	870,000	469,000	42,000
Equity Awards [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock based compensation expense	325,000	378,000	405,000
401(k) Plan [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Employer matching contribution, first match (in hundredths)	100.00%
Aggregate salary contribution matched by employer, first match (in hundredths)	3.00%
Employer matching contribution, next matched (in hundredths)	50.00%
Aggregate salary contribution matched by employer, next match (in hundredths)	3.00%
Expense related to 401(k) plan	710,000	657,000	601,000
Directors' Plan [Member] | Restricted Common Shares [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock based compensation expense	10,000	12,000	12,000
Summary of the status of company's stock option, Outstanding options [Roll Forward]
New options awarded (in shares)				7,000
Executive Incentive Plan [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Expense for officers and executive incentive plan	$ 1,300,000	$ 2,000,000	$ 1,600,000
2010 Employee Stock Option Plan [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Shares available for grant (in shares)	2,000,000
2010 Directors Stock Option Plan [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Shares available for grant (in shares)	250,000